Loans Receivable, Net - Loans by Classification Type and Related Allowance Amounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 562,494	$ 545,839
Specific Allowance for Impairment	630	1,514
Allowance for Performing Loans	5,070	4,775
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	22,453	26,654
Specific Allowance for Impairment	69	663
Allowance for Performing Loans	1,310	460
Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	24,725	25,991
Specific Allowance for Impairment	138
Allowance for Performing Loans	89	85
One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	145,999	150,551
Specific Allowance for Impairment	60	51
Allowance for Performing Loans	970	1,147
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	33,644	34,238
Allowance for Performing Loans	201	181
Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	1,771	2,102
Allowance for Performing Loans	8	14
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	34,878	24,241
Allowance for Performing Loans	377	146
Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	149,711	150,596
Specific Allowance for Impairment	134	738
Allowance for Performing Loans	1,005	1,345
Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	42,246	42,874
Allowance for Performing Loans	358	461
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	20,324	14,438
Specific Allowance for Impairment	49	62
Allowance for Performing Loans	309	432
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	86,743	74,154
Specific Allowance for Impairment	180
Allowance for Performing Loans	443	504
Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	531,462	498,609
Pass [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	11,794	15,328
Pass [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	21,644	20,066
Pass [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	142,729	146,129
Pass [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	33,475	33,481
Pass [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	1,720	2,025
Pass [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	34,878	24,241
Pass [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	138,865	131,854
Pass [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	41,917	40,121
Pass [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	20,123	14,118
Pass [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	84,317	71,246
Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,958	9,863
Special Mention [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	41	362
Special Mention [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		2,904
Special Mention [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	41	203
Special Mention [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	35	40
Special Mention [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,489	5,492
Special Mention [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		516
Special Mention [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		21
Special Mention [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	352	325
Impaired Loans Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	28,074	37,367
Impaired Loans Substandard [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	10,618	10,964
Impaired Loans Substandard [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,081	3,021
Impaired Loans Substandard [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,229	4,219
Impaired Loans Substandard [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	169	757
Impaired Loans Substandard [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	16	37
Impaired Loans Substandard [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	8,357	13,250
Impaired Loans Substandard [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	329	2,237
Impaired Loans Substandard [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	201	299
Impaired Loans Substandard [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 2,074	$ 2,583